Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Defined Contribution Plan [abstract]
Summary of retirement benefits

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

All employees are members of various defined contribution retirement schemes.
Contributions to the various retirement schemes are fully expensed during the period in which they are incurred.
Retirement benefit costs	36.2	33.8	35.0